Other Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award	The fair value as of December 31, 2024 was calculated using a Black-Scholes pricing formula including the following significant assumptions:

Underlying market price per share	$117
Volatility	34.00%
Expected term	4 years
Risk-free rate	3.58%